Commitments and Contingencies (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 Unused lines of Credit [Member]	Mar. 31, 2011 Collateralized Loan Obligations [Member]	May 31, 2009 Hokuriku Electric Power Company [Member]	Sep. 30, 2008 Chubu Electric Power Co. [Member]
Contingently liable for loan guarantees	¥ 50,592		¥ 13,226
Maximum potential future payments	393,729
Unused lines of credit		400,078
Unused availability short term line of credit		200,000
Unused availability of line of credit		100,000
Outstanding commitments for the purchase of property, plant and equipment	38,819
Transfer of export receivables	7,382
Compensation for consequential losses				¥ 33,701	¥ 41,800